ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 100.0%
China — 1.4%

Consumer Staples — 1.4%
JD Health International *	188,700	$1,362,254

Total China		1,362,254

France — 1.5%

Health Care — 1.5%
Eurofins Scientific	20,513	1,415,345

Total France		1,415,345

Germany — 1.6%

Health Care — 1.6%
Siemens Healthineers	25,698	1,496,564

Total Germany		1,496,564

Italy — 1.6%

Health Care — 1.6%
DiaSorin	14,740	1,658,471

Total Italy		1,658,471

Japan — 1.0%

Health Care — 1.0%
Terumo	29,200	955,864

Total Japan		955,864

Netherlands — 3.4%

Health Care — 3.4%
Koninklijke Philips	75,738	1,578,908
QIAGEN *	34,304	1,606,113
Total Health Care		3,185,021

Total Netherlands		3,185,021

Switzerland — 2.8%

Health Care — 2.8%
Lonza Group	2,157	1,257,099
Tecan Group	3,610	1,442,584
Total Health Care		2,699,683

Total Switzerland		2,699,683

United Kingdom — 1.2%

Health Care — 1.2%
Smith & Nephew PLC	71,844	1,095,394

Total United Kingdom		1,095,394

United States — 85.5%

Health Care — 83.2%
Abbott Laboratories	12,547	1,396,858
Agilent Technologies	11,464	1,395,971
Align Technology *	4,197	1,586,004
Alnylam Pharmaceuticals *	8,233	1,608,728

Description	Shares	Fair Value
Avanos Medical *	32,428	$793,513
Axogen *	90,184	779,190
Azenta *	36,065	1,694,334
Baxter International	23,051	1,042,597
Becton Dickinson	4,591	1,279,144
BioMarin Pharmaceutical *	11,784	1,036,167
Bio-Rad Laboratories, Cl A *	3,747	1,518,884
Boston Scientific *	30,000	1,555,500
Bristol-Myers Squibb	17,241	1,072,218
Butterfly Network *	431,830	1,109,803
CareDx *	176,507	1,925,691
Cerus *	412,723	1,267,060
Charles River Laboratories
International *	7,945	1,664,795
Codexis *	400,128	1,440,461
CONMED	7,858	951,211
Danaher	6,626	1,690,028
DexCom *	13,008	1,620,276
Edwards Lifesciences *	16,161	1,326,333
Exact Sciences *	14,454	1,409,843
Fulgent Genetics *	36,372	1,412,325
GE HealthCare Technologies	15,552	1,213,056
Globus Medical, Cl A *	16,579	999,216
Guardant Health *	45,288	1,767,138
Health Catalyst *	106,297	1,491,347
Hologic *	16,235	1,289,384
Illumina *	7,383	1,418,643
Incyte *	21,926	1,397,125
Insulet *	5,674	1,570,280
Integra LifeSciences Holdings *	38,490	1,750,140
Intuitive Surgical *	5,107	1,656,711
IQVIA Holdings *	7,245	1,621,141
iRhythm Technologies *	14,185	1,490,276
Masimo *	6,640	812,072
Medpace Holdings *	5,865	1,484,842
Moderna *	11,728	1,379,916
Natera *	32,666	1,477,157
Nevro *	42,865	1,071,196
Novocure *	16,843	549,756
Omnicell *	19,397	1,224,921
Penumbra *	4,771	1,447,331
Privia Health Group *	42,686	1,191,793
QuidelOrtho *	14,712	1,285,240
Regeneron Pharmaceuticals *	1,982	1,470,466
Revvity	13,285	1,633,391
Roche Holding	3,730	1,164,374
STAAR Surgical *	26,528	1,452,939
Stryker	5,729	1,623,656
Tactile Systems Technology *	44,309	1,015,119
Teladoc Health *	35,823	1,066,451
Thermo Fisher Scientific	3,065	1,681,643
Twist Bioscience *	74,297	1,808,389
Veeva Systems, Cl A *	6,010	1,227,362
Veracyte *	45,650	1,253,093
Vertex Pharmaceuticals *	3,822	1,346,643
		78,909,141

Industrials — 1.0%
3D Systems *	110,821	965,251
		965,251

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value
Information Technology — 1.3%
Novanta *	6,809	$1,204,512
		1,204,512
Total United States		81,078,904
Total Common Stock
(Cost $118,628,734)		94,947,500

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency Portfolio, Cl Institutional, 5.18%(A)	40,692	40,692

Total Short-Term Investment
(Cost $40,692)		40,692

Total Investments - 100.0%
(Cost $118,669,426)		$94,988,192

Percentages based on Net Assets of $95,008,325.

*	Non-income producing security.

(A)	Rate shown is the 7-day effective yield as of July 31, 2023.

Cl – Class

PLC - Public Limited Company

ROB-QH-001-2000